Acquisition Under Common Control	12 Months Ended
Dec. 31, 2018
Acquisition Under Common Control
Acquisition Under Common Control

11.	ACQUISITION UNDER COMMON CONTROL

On January 31, 2017, the Company entered into a share exchange agreement (the “Exchange Agreement”) by and among the Company, Pride, Turquino and Stephen Paul Mullane and Marie Louise Mullane as Trustees of the Mullane Family Trust (the “Mullane Trust” and together with Turquino, the “Pride Shareholders”). Andrew Hidalgo and Matthew Hidalgo, the Company’s Chief Executive Officer and Chief Financial Officer, respectively, are each a managing partner of Turquino.

Pursuant to the Purchase Agreement, the Company acquired all of the issued and outstanding capital stock of PVBJ from Benis Holdings for an aggregate amount equal to (i) $221,800 (the “Cash Purchase Price”) which will be paid in the form of an earn-out and (ii) 444,445 shares of the Company’s common stock, par value $.0001 per share having a fair value of $1,177,779 (the “Acquisition Shares”). Pursuant to the Purchase Agreement, the Acquisition Shares were issued at closing, and the earn-out will be paid to Benis Holdings from positive earnings before taxes of PVBJ, with Benis Holdings to receive 50% of annual earnings before taxes of PVBJ until such time as Benis Holdings has received the full Cash Purchase Price.